SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
Subsequent Events.
Subsequent Events

20) SUBSEQUENT EVENT

Subsequent to December 31, 2014 Enerplus entered into an agreements to dispose of Canadian crude oil properties for proceeds (before closing adjustments) of approximately $182 million, subject to customary closing conditions.

Subsequent to December 31, 2014 Enerplus’ Board of Directors approved a reduction in its monthly dividend from $0.09 per share to $0.05 per share, effective with the April dividend.